BUSINESS COMBINATION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Other Expenses		$ 3,437	$ 662
DPI [Member]
Business Acquisition [Line Items]
Price consideration	$ 19,231
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	2,461
Deferred payment in ordinary shares	820
Business Acquisition, Transaction Costs	4,787
Business Combination, Contingent Consideration, Liability	$ 11,163
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,419,755	705,245
Holdback and earn-out consideration amount		$ 9,818	11,621
One time payment payable		9,000
Other long-term liabilities		1,382	360
Other Expenses		3,437	662
Unrecognized compensation cost related to the Service Based Earn		$ 4,182
Expected recognized compensation cost related to service based earn		2 years
Updated goodwill balance		$ 2,246	9,026
Pro forma Revenue			6,194
Pro forma net Income (Loss)			$ 479
DPI [Member] | Minimum [Member]
Business Acquisition [Line Items]
Additional Earn Out consideration		2,000
DPI [Member] | Maximum [Member]
Business Acquisition [Line Items]
Additional Earn Out consideration		$ 9,000